Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	$ 8,644	$ 5,990
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	285,248	102,086
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	27,155	15,459
Amount due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	36,790	9,696
Short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	2,013	1,858
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	268,241	122,218
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	9,614	6,449
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	7,547	4,480
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	133,481	137,259
Convertible promissory notes of the Consolidated VIEs without recourse to the primary beneficiaries	726,950
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	4,378
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	$ 3,088	$ 855
Ordinary shares, Par value		$ 0.0005
Ordinary shares, Authorized	0	386,163,970
Ordinary shares, Issued	0	176,592,650
Ordinary shares, Outstanding	0	176,592,650
VIEs Without Recourse to the Primary Beneficiaries [Member]
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	$ 5,484	$ 4,557
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	89,489	47,311
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	6,091	5,874
Amount due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	1,235	5,122
Short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	2,013	1,858
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	137,512	72,285
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	1,673
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	4,190	240
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	61,571	115,251
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	$ 2,636	$ 403
Seed Contingently Redeemable Convertible Preference Shares [Member]
Redeemable convertible preference shares, Par value		$ 0.0005
Redeemable convertible preference shares, Authorized		10,000,000
Redeemable convertible preference shares, Issued		10,000,000
Redeemable convertible preference shares, Outstanding		10,000,000
Redeemable convertible preference shares, Aggregate liquidation preference		$ 500
Series A Contingently Redeemable Convertible Preference Shares [Member]
Redeemable convertible preference shares, Par value		$ 0.0005
Redeemable convertible preference shares, Authorized		62,500,000
Redeemable convertible preference shares, Issued		62,500,000
Redeemable convertible preference shares, Outstanding		62,500,000
Redeemable convertible preference shares, Aggregate liquidation preference		$ 10,000
Series B Contingently Redeemable Convertible Preference Shares [Member]
Redeemable convertible preference shares, Par value		$ 0.0005
Redeemable convertible preference shares, Authorized		13,836,030
Redeemable convertible preference shares, Issued		13,836,030
Redeemable convertible preference shares, Outstanding		13,836,030
Redeemable convertible preference shares, Aggregate liquidation preference		$ 200,000
Class A Ordinary Shares [Member]
Ordinary shares, Par value	$ 0.0005
Ordinary shares, Authorized	14,800,000,000
Ordinary shares, Issued	182,009,760
Ordinary shares, Outstanding	182,009,760
Class B Ordinary Shares [Member]
Ordinary shares, Par value	$ 0.0005
Ordinary shares, Authorized	200,000,000
Ordinary shares, Issued	152,956,453
Ordinary shares, Outstanding	152,956,453